Subsequent Events (Details) (USD $)	0 Months Ended			0 Months Ended						0 Months Ended
	May 15, 2012	May 16, 2012	May 06, 2014	Jun. 27, 2014 TLC Tamala L. Longaberger	Dec. 31, 2013 Promissory note TLC	Mar. 14, 2013 Promissory note TLC	Dec. 31, 2012 Promissory note TLC	Jun. 27, 2014 Promissory note TLC Tamala L. Longaberger	Oct. 22, 2013 Promissory note AEI	Jul. 02, 2014 Subsequent event	Jul. 09, 2014 Subsequent event Director	Jul. 09, 2014 Subsequent event Director Restricted Stock item	Jul. 31, 2014 Subsequent event CFI Master Lease Agreement	Jul. 31, 2014 Subsequent event TLC CFI Sale Leaseback Agreement	Jul. 11, 2014 Subsequent event AEI Tamala L. Longaberger	Jul. 02, 2014 Subsequent event AEI Tamala L. Longaberger	Jul. 11, 2014 Subsequent event AEI Tamala L. Longaberger	Jul. 11, 2014 Subsequent event Promissory note AEI Tamala L. Longaberger	Jul. 02, 2014 Subsequent event Promissory note AEI Tamala L. Longaberger
Subsequent Events
Amount lent by the related party				$ 42,000											$ 800,000	$ 158,000	$ 958,000
Principal amount					4,000,000	4,000,000	4,000,000	42,000	1,700,000									800,000	158,000
Interest rate (as a percent)																		10.00%	10.00%
Cure period (in months)																		12 months	12 months
Number of warrants issued to purchase shares of common stock	1	1								1,000,000
Exercise price of warrants (in dollars per share)	$ 0.50	$ 0.50	$ 0.55							$ 0.64
Period of consulting agreement										2 years
Exercisable term of warrants	2 years	2 years								1 year
Aggregate purchase price of real estate owned														15,800,000
Security deposit held which will be released over time as certain targets are met														4,400,000
Term of agreement													15 years
Base quarterly rent in first year													$ 551,772
Percentage of annual increase thereafter in base quarterly rent of first year													3.00%
Number of shares granted											106,315	105,262
Number of directors for which restrictions lapse												2